Debts and lines of credit (Details 4) ¥ in Millions	Dec. 31, 2025 CNY (¥)
Lines of credit and loan facilities
Line of credit reserved for issuances of bank acceptance and bank guarantee	¥ 243,097
Unsecured revolving lines of credit
Lines of credit and loan facilities
Revolving lines of credit	¥ 303,950